TAXES (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($) subsidiary	Jun. 30, 2026 HKD ($) subsidiary	Jun. 30, 2026 CNY (¥) subsidiary	Jun. 30, 2025 USD ($) subsidiary
TAXES
Revenue from Baird Medical LLC business	$ 9,915,407			$ 7,959,494
Income tax provision	$ 560,747			$ 559,131
Exceeding threshold revenue for tax percentage | ¥			¥ 3.0
United States
TAXES
Number of subsidiaries | subsidiary	3	3	3	3
Revenue from Baird Medical LLC business	$ 2,673,855			$ 120,911
Hong Kong
TAXES
Revenue from Baird Medical LLC business	$ 3,957,920			1,180,158
Hong Kong | Up to first HKD 2 million profits
TAXES
Statutory tax rate	8.25%	8.25%	8.25%
Threshold revenue for tax percentages		$ 2
Hong Kong | Profits above HKD 2 million
TAXES
Statutory tax rate	16.50%	16.50%	16.50%
Exceeding threshold revenue for tax percentage		$ 2
PRC
TAXES
Revenue from Baird Medical LLC business	$ 3,260,851			$ 6,658,425
Statutory tax rate	25.00%	25.00%	25.00%
Preferential tax rate	15.00%	15.00%	15.00%	15.00%
PRC | Up to first RMB 3 million
TAXES
Preferential tax rate	20.00%	20.00%	20.00%
Assessable profits, percent	25.00%	25.00%	25.00%
Assessable profits, amount	$ 437,165